SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial expenses:
Interest on long-term debt	$ (36)	$ (2)	$ (6)
Interest on short-term bank credit and bank charges	(370)	(600)	(773)
Interest on a related party loan			(378)
Realization of foreign currency translation adjustments		(421)
Foreign exchange losses, net		(530)
Total financial expenses	(406)	(1,553)	(1,157)
Financial income:
Interest on short-term and long-term bank deposits	337	671	519
Foreign exchange derivative instruments	39	410
Foreign exchange gains, net	89		1,394
Total financial income	465	1,081	1,913
Financial expenses (income), net	$ 59	$ (472)	$ 756